TWO ROADS SHARED TRUST

RECURRENT MLP AND ENERGY INFRATRUCTURE FUND

Class I RNRGX

RECURRENT NATURAL RESOURCES FUND

Class I RMLPX

Incorporated herein by reference is the definitive version of the prospectus for the Recurrent MLP and Energy Infrastructure Fund and the Recurrent Natural Resources Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 8, 2018 (SEC Accession No. 0001580642-18-001449).